1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

February 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Variable Insurance Trust (the “Trust” or “Registrant”)

(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 52 (“PEA 52”) to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 54 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 52 is being filed to register Administrative Class shares of the PIMCO Global Diversified Allocation Portfolio, a new series of the Registrant. PEA 52 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Attachments

US  Austin  Boston  Charlotte  Hartford  New York  Orange County  Philadelphia  Princeton  San Francisco  Silicon Valley

Washington DC  EUROPE  Brussels  Dublin  London  Luxembourg  Moscow Munich  Paris  ASIA  Beijing  Hong Kong